SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 9,926	$ 33,621
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	5,609	20,758
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 4,317	$ 12,863